Investment contracts	12 Months Ended
Dec. 31, 2017
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Investment contracts

37 Investment contracts

37.1 Investment contracts for general account

	Without discretionary participation features	With discretionary participation features	Total
At January 1, 2017	19,217	355	19,572
Portfolio transfers and acquisitions	55	-	55
Deposits	8,432	-	8,432
Withdrawals	(8,455)	-	(8,455)
Investment contracts liabilities released	-	(64)	(64)
Interest credited	268	-	268
Net exchange differences	(1,102)	(13)	(1,114)
Transfer to/from other headings	21	-	21
Other	(1,771)	-	(1,771)
At December 31, 2017	16,665	278	16,943

At January 1, 2016	17,260	457	17,718
Portfolio transfers and acquisitions	105	-	105
Deposits	7,200	-	7,200
Withdrawals	(6,059)	-	(6,059)
Investment contracts liabilities released	-	(42)	(42)
Interest credited	267	-	267
Net exchange differences	294	(61)	233
Other	150	-	150
At December 31, 2016	19,217	355	19,572

The value of investment contracts for general account decreased in 2017 mainly due to a paydown of USD 2 billion to the Federal Home Loan Bank visible under “other” relating to advances on spread products, and due to net exchange differences.

Investment contracts consist of the following:	2017	2016
Institutional guaranteed products	1,053	3,223
Fixed annuities	5,714	6,809
Savings accounts	9,568	8,814
Investment contracts with discretionary participation features	278	355
Other	331	371
At December 31	16,943	19,572

37.2 Investment contracts for account of policyholders

	Without discretionary participation features	With discretionary participation features	Total
At January 1, 2017	42,803	41,971	84,774
Gross premium and deposits – existing and new business	5,393	1,313	6,706
Withdrawals	(7,654)	-	(7,654)
Interest credited	4,589	4,558	9,147
Investment contracts liabilities released	-	(9,006)	(9,006)
Fund charges released	(176)	-	(176)
Net exchange differences	(4,272)	(1,570)	(5,842)
Transfers to disposal groups	(3,498)	-	(3,498)
Other	(16)	-	(16)
At December 31, 2017	37,169	37,265	74,434

At January 1, 2016	40,365	49,754	90,119
Gross premium and deposits – existing and new business	6,553	1,724	8,277
Withdrawals	(6,393)	-	(6,393)
Interest credited	2,649	7,280	9,929
Investment contracts liabilities released	-	(10,841)	(10,841)
Fund charges released	(209)	-	(209)
Net exchange differences	(12)	(6,754)	(6,767)
Transfer (to) / from insurance contracts for account of policyholders	-	808	808
Other	(149)	-	(149)
At December 31, 2016	42,803	41,971	84,774

Transfers to disposal groups relates to the Aegon Ireland plc. business which is classified as held for sale per year-end 2017. As a result, the investment contracts for account of policyholders are no longer included in the 2017 ending balance. Refer to note 22 Assets and liabilities held for sale and note 51 Business combinations.